Janus Henderson Small-Mid Cap Value Fund Annual Fund Operating Expenses - Class D Shares [Member] - Janus Henderson Small-Mid Cap Value Fund	Jun. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.74% for at least a one-year period commencing on October 28, 2025. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.
Class D
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.86%	[1]
Other Expenses (as a percentage of Assets):	0.44%
Expenses (as a percentage of Assets)	1.30%
Fee Waiver or Reimbursement	(0.27%)	[2]
Net Expenses (as a percentage of Assets)	1.03%	[2]

[1]	This fee may adjust up or down monthly based on the Fund’s performance relative to its benchmark index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Fund’s Prospectus.
[2]	The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.74% for at least a one-year period commencing on October 28, 2025. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.